Financial Risk Management - Maximum Amounts of Possible Financial Loss Due to Credit Risk (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	¥ 194,438	¥ 191,021
Percentage of the Group's trade and other receivables representing significant concentrations of credit risk with two payment processing service providers	30.50%	38.50%
Demand deposits [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	¥ 123,593	¥ 134,690
Time deposits [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	12,002	10,764
Loan receivable [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	206	2
Guarantee deposits [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	726	3,447
Trade and other receivables [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	42,892	28,167
Japanese government bonds [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	280	280
Corporate bonds and other debt instruments [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	8,835	7,643
Office security deposits [member]
Disclosure of credit risk exposure [Line Items]
Maximum amounts of possible financial loss due to credit risk	¥ 5,904	¥ 6,028